ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

US$ MILLIONS	Note	2023	2022
Current:
Accounts payable		$2,253	$1,872
Accrued liabilities		1,726	1,395
Deferred revenue	(i)	490	460
Lease liabilities		429	384
Provisions(1)		159	127
Loans and notes payable		96	147
Other liabilities		249	93
Total current		$5,402	$4,478

Non-current:
Lease liabilities		$3,197	$3,037
Deferred revenue	(i)	462	254
Accrued liabilities		192	178
Provisions(1)		458	426
Pension liabilities		36	8
Loans and notes payable		37	27
Other liabilities		371	234
Total non-current		$4,753	$4,164

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Canadian natural gas gathering and processing operation and our Indian telecom tower operation.